Financial Information	12 Months Ended
Dec. 31, 2014
Financial Information [Abstract]
Financial Information

Note 1 – Summary of Significant Accounting Policies

Basis of Accounting. The consolidated financial statements of First Horizon National Corporation (“FHN”), including its subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States of America and follow general practices within the industries in which it operates. This preparation requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the financial statements and could differ from actual results.

Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of FHN and other entities in which it has a controlling financial interest. Variable Interest Entities (“VIEs”) for which FHN or a subsidiary has been determined to be the primary beneficiary are also consolidated. Affiliates for which FHN is not considered the primary beneficiary and in which FHN does not have a controlling financial interest are accounted for by the equity method. These investments are included in other assets, and FHN’s proportionate share of income or loss is included in noninterest income. All significant intercompany transactions and balances have been eliminated. For purposes of comparability, certain prior period amounts have been reclassified to conform to current year presentation.

Business Combinations. FHN accounts for acquisitions as a business combination in accordance with ASC 805, "Business Combinations," which requires acquired assets and liabilities (other than tax balances) to be recorded at fair value. Business combinations are included in the financial statements from the respective dates of acquisition. Acquisition related costs are expensed as incurred.

Revenue Recognition. FHN derives a significant portion of its revenues from fee-based services. Noninterest income from transaction-based fees is generally recognized when the transactions are completed. Noninterest income from service-based fees is generally recognized over the period in which FHN provides the service.

Deposit Transactions and Cash Management. Deposit transactions include services related to retail and commercial deposit products (such as service charges on checking accounts), cash management products and services such as electronic transaction processing (Automated Clearing House and Electronic Data Interchange), account reconciliation services, cash vault services, lockbox processing, and information reporting to large corporate clients.

Insurance Commissions. Insurance commissions are derived from the sale of insurance products, including acting as an independent agent to provide life, long-term care, and disability insurance.

Trust Services and Investment Management. Trust services and investment management fees include investment management, personal trust, employee benefits, and custodial trust services.

Brokerage, Management Fees and Commissions. Brokerage, management fees and commissions include fees for portfolio management, trade commissions, and annuity and mutual fund sales.

Statements of Cash Flows. For purposes of these statements, cash and due from banks, federal funds sold, and securities purchased under agreements to resell are considered cash and cash equivalents. Federal funds are usually sold for one-day periods, and securities purchased under agreements to resell are short-term, highly liquid investments.

Trading Activities. Securities purchased in connection with underwriting or dealer activities (long positions) are carried at fair market value as trading securities. Gains and losses, both realized and unrealized, on these securities are reflected in capital markets noninterest income. Trading liabilities include securities that FHN has sold to other parties but does not own (short positions). FHN is obligated to purchase securities at a future date to cover the short positions. Assets and liabilities for unsettled trades are recorded on the Consolidated Statements of Condition as “Capital markets receivables” or “Capital markets payables.” Retained interests from securitizations in the form of excess interest, interest-only and principal-only strips from sales and securitizations of first lien mortgages are recognized at fair value as trading securities with gains and losses, both realized and unrealized, recognized in mortgage banking income. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates. Principal-only strips are principal cash flow tranches, and interest-only strips are interest cash flow tranches. Cash receipts and payments are classified in investing activities on the Consolidated Statements of Cash Flows based on the purpose for which such financial assets were retained.

Investment Securities. Investment securities are reviewed quarterly for possible other-than-temporary impairment (“OTTI”). The review includes an analysis of the facts and circumstances of each individual investment such as the degree of loss, the length of time the fair value has been below cost, the expectation for that security’s performance, the creditworthiness of the issuer and FHN’s intent and ability to hold the security. Securities that may be sold prior to maturity and equity securities are classified as securities available-for-sale and are carried at fair value. The unrealized gains and losses on securities available-for-sale, including debt securities for which no credit impairment exists, are excluded from earnings and are reported, net of tax, as a component of other comprehensive income within shareholders’ equity. Venture capital investments were classified as securities available-for-sale and were carried at fair value with unrealized gains and losses recognized in noninterest income.

Realized gains and losses for investment securities are determined by the specific identification method and reported in noninterest income. Declines in value judged to be other-than-temporary based on FHN’s analysis of the facts and circumstances related to an individual investment, including securities that FHN has the intent to sell, are also determined by the specific identification method, and reported in noninterest income. For impaired debt securities that FHN does not intend to sell and will not be required to sell prior to recovery but for which credit losses exist, the OTTI recognized is separated between the total impairment related to credit losses which is reported in noninterest income, and the impairment related to all other factors which is excluded from earnings and reported, net of tax, as a component of other comprehensive income within shareholders’ equity.

National banks chartered by the federal government are, by law, members of the Federal Reserve System. Each member bank is required to own stock in its regional Federal Reserve Bank ("FRB"). Given this requirement, FRB stock may not be sold, traded, or pledged as collateral for loans. Membership in the Federal Home Loan Bank (“FHLB”) network requires ownership of capital stock. Member banks are entitled to borrow funds from the FHLB and are required to pledge mortgage loans as collateral. Investments in the FHLB are non-transferable and, generally, membership is maintained primarily to provide a source of liquidity as needed.

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements. FHN enters into short-term purchases of securities under agreements to resell which are accounted for as collateralized financings except where FHN does not have an agreement to sell the same or substantially the same securities before maturity at a fixed or determinable price. All of FHN’s securities purchased under agreements to resell are recognized as collateralized financings. Securities delivered under these transactions are delivered to either the dealer custody account at the FRB or to the applicable counterparty. Securities sold under agreements to repurchase are offered to cash management customers as an automated, collateralized investment account. Securities sold are also used by the retail/commercial bank to obtain favorable borrowing rates on its purchased funds. All of FHN's securities sold under agreements to repurchase are secured borrowings.

Collateral is valued daily and FHN may require counterparties to deposit additional securities or cash as collateral, or FHN may return cash or securities previously pledged by counterparties, or FHN may be required to post additional securities or cash as collateral, based on the contractual requirements for these transactions.

FHN’s capital markets business utilizes securities borrowing arrangements as part of its trading operations. Securities borrowing transactions generally require FHN to deposit cash with the securities lender. The amount of cash advanced is recorded within Securities purchased under agreements to resell in the Consolidated Statements of Condition. These transactions are not considered purchases and the securities borrowed are not recognized by FHN. FHN does not conduct securities lending transactions.

Loans Held-for-Sale and Securitization and Residual Interests. Prior to fourth quarter 2008, FHN originated first lien mortgage loans (“the warehouse”) for the purpose of selling them in the secondary market through sales to government sponsored enterprises ("GSEs"), through proprietary securitizations, and to a lesser extent through other whole loan sales. In addition, FHN sold certain of the second lien mortgages and home equity lines of credit (“HELOC”) it produced in the secondary market through securitizations and whole loan sales through third quarter 2007.

Loans originated or purchased in which management lacks the intent to hold are included in loans held-for-sale in the Consolidated Statements of Condition. FHN has elected the fair value option on a prospective basis for almost all types of mortgage loans held for sale. Such loans are carried at fair value, with changes in the fair value of closed-end mortgage loans recognized in the mortgage banking noninterest income section of the Consolidated Statements of Income. Changes in the fair value of HELOCs are recognized in mortgage banking income on the Consolidated Statements of Income. For mortgage loans originated for sale for which the fair value option is elected, loan origination fees are recorded by FHN when earned and related direct loan origination costs are recognized when incurred. See Note 25 – Fair Value of Assets and Liabilities for additional information. FHN accounts for all mortgage loans held-for-sale which were originated prior to 2008 and for mortgage loans held-for-sale for which fair value accounting was not elected at the lower of cost or market value (“LOCOM”).

Mortgage loans insured by the Federal Housing Administration (“FHA”) and mortgage loans guaranteed by the Veterans Administration (“VA”) were generally securitized through the Government National Mortgage Association (“GNMA”, "Ginnie Mae", or "Ginnie") programs. Generally, conforming conventional loans were securitized through GSEs such as the Federal National Mortgage Association (“FNMA”, "Fannie Mae", or "Fannie") and the Federal Home Loan Mortgage Corporation (“FHLMC”, "Freddie Mac" or "Freddie"). In addition, FHN completed proprietary securitizations of nonconforming first lien and second lien mortgages and HELOC, which do not conform to the requirements for sale or securitization through government agencies. Most of these securitizations are accounted for as sales; the one that does not qualify for sale treatment is accounted for as a consolidated VIE.

Loans. Loans are stated at principal amounts outstanding, net of unearned income. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans or charge-off. Loan commitment fees are generally deferred and amortized on a straight-line basis over the commitment period. As required by ASC 310, "Receivables", FHN segregates the loan portfolio into segments and then further disaggregates the portfolio into classes for certain disclosures. Commercial loan portfolio segments include commercial, financial, and industrial (“C&I”) and commercial real estate (“CRE”). Commercial classes within C&I include general C&I, loans to mortgage companies, the trust preferred loans (“TRUPs”) (i.e., loans to bank and insurance-related businesses) portfolio and purchased credit impaired ("PCI") loans. Loans to mortgage companies includes commercial lines of credit to qualified mortgage companies exclusively for the temporary warehousing of eligible mortgage loans prior to the borrower's sale of those mortgage loans to third party investors. Commercial classes within commercial real estate include income CRE, residential CRE and PCI loans. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other segment. Retail classes include HELOC, real estate (“R/E”) installment and PCI loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.

Nonaccrual and Past Due Loans. Generally, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance, or on a case-by-case basis if FHN continues to receive payments, but there are atypical loan structures or other borrower-specific issues.

  The accrual status policy for commercial troubled debt restructurings (“TDRs”) follows the same internal policies and procedures as other commercial portfolio loans.
  Residential real estate secured loans discharged in bankruptcy that have not been reaffirmed by the borrower (“discharged bankruptcies”) are placed on nonaccrual regardless of delinquency status and reported as TDRs.
  Current second lien residential real estate loans that are junior to first liens that are 90 or more days past due, are a bankruptcy, or a troubled debt restructuring are placed on nonaccrual status.
  Consumer real estate (HELOC and residential real estate installment loans), if not already on nonaccrual per above situations, are placed on nonaccrual if the loan is 30 or more days delinquent at the time of modification and is also determined to be a TDR.
  Government guaranteed/insured residential mortgage loans remain on accrual (even if the loan falls into one of the above categories) because the collection of principal and interest is reasonably assured.

For commercial and retail loans within each portfolio segment and class that have been placed on nonaccrual status, accrued but uncollected interest is reversed and charged against interest income when the loan is placed on nonaccrual status. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to recover the principal balance and accrued interest. Interest payments received on nonaccrual loans are normally applied to outstanding principal first. Once all principal has been received, additional interest payments are recognized on a cash basis as interest income.

Generally, commercial and retail loans within each portfolio segment and class that have been placed on nonaccrual status can be returned to accrual status if all principal and interest is current and FHN expects full repayment of the remaining contractual principal and interest, or the asset becomes well-secured and is in the process of collection. This typically requires that a borrower make payments in accordance with the contractual terms for a sustained period of time (generally for a minimum of six months) before being returned to accrual status.

Residential real estate loans discharged through Chapter 7 bankruptcy and not reaffirmed by the borrower are not returned to accrual status. For current second liens that have been placed on nonaccrual because the first lien is 90 or more days past due or is a TDR, the second lien may be returned to accrual upon pay-off or cure of the first lien.

Charge-offs. For all commercial and retail loan portfolio segments, all losses of principal are charged to the allowance for loan losses ("ALLL") in the period in which the loan is deemed to be uncollectible.

For consumer loans, the timing of a full or partial charge-off generally depends on the loan type and delinquency status. Generally, for the consumer real estate and permanent mortgage portfolio segments, a loan will be either partially or fully charged-off when it becomes 180 days past due. At this time, if the collateral value does not support foreclosure, balances are fully charged-off and other avenues of recovery are pursued. If the collateral value supports foreclosure, the loan is charged-down to net realizable value of the collateral less estimated costs to sell and is placed on nonaccrual status. For residential real estate loans discharged in Chapter 7 bankruptcy and not reaffirmed by the borrower, the fair value of the collateral position is assessed at the time FHN is made aware of the discharge and the loan is charged down to the net realizable value (collateral value less estimated costs to sell). Within the credit card and other portfolio segment, credit cards are normally charged-off upon reaching 180 days past due while other non-real estate consumer loans are charged-off upon reaching 120 days past due.

Impaired Loans. Impaired loans include nonaccrual commercial loans greater than $1 million and modified consumer and commercial loans that have been classified as a TDR and are individually measured for impairment under the guidance of ASC 310. See Note 4 – Loans for a discussion of methodologies utilized by FHN to measure impairment.

Purchased Credit Impaired Loans. ASC 310-30 “Accounting for Certain Loans or Debt Securities Acquired in a Transfer”, provides guidance for acquired loans that have experienced deterioration of credit quality between origination and the time of acquisition and for which the timely collection of the interest and principal is no longer reasonably assured (“PCI loans”). PCI loans are initially recorded at fair value which is estimated by discounting expected cash flows at acquisition date. The expected cash flows include all contractually expected amounts (including interest) and incorporate an estimate for future expected credit losses, pre-payment assumptions, and yield requirement for a market participant, among other things. To the extent possible, certain PCI loans were aggregated into pools with composite interest rate and cash flows expected to be collected for the pool. Aggregation into loan pools is based upon common risk characteristics that include similar credit risk or risk ratings, and one or more predominant risk characteristics. Each PCI pool is accounted for as a single unit.

Accretable yield is initially established at acquisition and is the excess of cash flows expected at acquisition over the initial investment in the loan and is recognized in interest income over the remaining life of the loan, or pool of loans. Nonaccretable difference is initially established at acquisition and is the difference between the contractually required payments at acquisition and the cash flows expected to be collected at acquisition. FHN estimates expected cash flows for PCI loans on a quarterly basis. Increases in expected cash flows from the last measurement result in reversal of any nonaccretable difference (or allowance for loan losses to the extent any has previously been recorded) with a prospective positive impact on interest income. Decreases to the expected cash flows result in an increase in the allowance for loan losses through provision expense.

FHN does not report PCI loans as nonperforming loans due to the accretion of interest income. Additionally, PCI loans that have been pooled and subsequently modified will not be reported as troubled debt restructurings since the pool is the unit of measurement.

Allowance for Loan Losses. The ALLL is maintained at a level that management determines is sufficient to absorb estimated probable incurred losses in the loan portfolio. The ALLL is increased by the provision for loan losses and loan recoveries and is decreased by charged-off loans. The ALLL is determined in accordance with ASC 450-20-50 "Contingencies - Accruals for Loss Contingencies" and is composed of reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail and commercial loans. The reserve factors applied to these pools are an estimate of probable incurred losses based on management’s evaluation of historical net losses from loans with similar characteristics. Additionally, the ALLL includes specific reserves established in accordance with ASC 310-10-35 for loans determined by management to be individually impaired as well as reserves associated with PCI loans. Management uses analytical models based on loss experience subject to qualitative adjustment to reflect current events, trends, and conditions (including economic considerations and trends) to assess the adequacy of the ALLL as of the end of each reporting period. The nature of the process by which FHN determines the appropriate ALLL requires the exercise of considerable judgment. See Note 5 – Allowance for Loan Losses for a discussion of FHN’s ALLL methodology and a description of the models utilized in the estimation process for the commercial and consumer loan portfolios.

Key components of the estimation process are as follows: (1) commercial loans determined by management to be individually impaired loans are evaluated individually and specific reserves are determined based on the difference between the outstanding loan amount and the estimated net realizable value of the collateral (if collateral dependent), the present value of expected future cash flows or by observable market prices; (2) individual commercial loans not considered to be individually impaired are segmented based on similar credit risk characteristics and evaluated on a pool basis; (3) reserve rates for the commercial segment are calculated based on historical net charge-offs and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); (4) management’s estimate of probable incurred losses reflects the reserve rate applied against the balance of loans in the commercial segment of the loan portfolio; (5) retail loans are generally segmented based on loan type; (6) reserve amounts for each retail portfolio segment are calculated using analytical models based on delinquency trends and net loss experience and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); and (7) the reserve amount for each retail portfolio segment reflects management’s estimate of probable incurred losses in the retail segment of the loan portfolio.

Impairment related to individually impaired loans is measured in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan’s effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less estimated costs to sell (net realizable value). Impaired loans also include consumer TDRs. With the exception of discharged bankruptcies which are collateral dependent and charged down to net realizable value, impairment of consumer TDRs is measured using a DCF model. For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the ALLL; however, for impaired collateral-dependent loans FHN generally charges off the full difference between the book value and the estimated net realizable value.

Future adjustments to the ALLL and methodology may be necessary if economic or other conditions differ substantially from the assumptions used in making the estimates or, if required by regulators, based upon information at the time of their examinations or upon future regulatory guidance. Such adjustments to original estimates, as necessary, are made in the period in which these factors and other relevant considerations indicate that loss levels vary from previous estimates.

Premises and Equipment. Premises and equipment are carried at cost less accumulated depreciation and amortization and include additions that materially extend the useful lives of existing premises and equipment. All other maintenance and repair expenditures are expensed as incurred. Gains and losses on dispositions are reflected in noninterest income and expense, respectively.

Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the assets and are recorded as noninterest expense. Leasehold improvements are amortized over the lesser of the lease periods or the estimated useful lives using the straight-line method. Useful lives utilized in determining depreciation for furniture, fixtures and equipment and buildings are three to fifteen and seven to forty-five years, respectively.

Real Estate Acquired by Foreclosure. Real estate acquired by foreclosure consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Losses arising at foreclosure are charged to the appropriate valuation allowance. Properties acquired by foreclosure in compliance with HUD servicing guidelines are included in “Real estate acquired by foreclosure” and are carried at the estimated amount of the underlying government insurance or guarantee. On December 31, 2014, FHN had $9.5 million of these foreclosed properties.

Required developmental costs associated with foreclosed property under construction are capitalized and included in determining the estimated net realizable value of the property, which is reviewed periodically, and any write-downs are charged against current earnings.

Intangible Assets. Intangible assets consist of “Other intangible assets” and “Goodwill.” Other intangible assets represents intangible assets, including customer lists, acquired contracts, covenants not to compete and premium on purchased deposits, which are amortized over their estimated useful lives, except for those assets related to deposit bases that are primarily amortized over 10 years. Management evaluates whether events or circumstances have occurred that indicate the remaining useful life or carrying value of amortizing intangibles should be revised. Goodwill represents the excess of cost over net assets of acquired subsidiaries less identifiable intangible assets. On an annual basis, FHN assesses goodwill for impairment.

Derivative Financial Instruments. FHN accounts for derivative financial instruments in accordance with ASC 815 which requires recognition of all derivative instruments on the balance sheet as either an asset or liability measured at fair value through adjustments to either accumulated other comprehensive income within shareholders’ equity or current earnings. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies. FHN has elected to present its derivative assets and liabilities gross on the Consolidated Statements of Condition. Amounts of collateral posted or received have not been netted with the related derivatives. See Note 23 – Derivatives for discussion on netting of derivatives.

FHN prepares written hedge documentation, identifying the risk management objective and designating the derivative instrument as a fair value hedge or cash flow hedge as applicable, or as a free-standing derivative instrument entered into as an economic hedge or to meet customers’ needs. All transactions designated as ASC 815 hedges must be assessed at inception and on an ongoing basis as to the effectiveness of the derivative instrument in offsetting changes in fair value or cash flows of the hedged item. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For free-standing derivative instruments, changes in fair values are recognized currently in earnings. See Note 23 – Derivatives for additional information.

Cash flows from derivative contracts are reported as operating activities on the Consolidated Statements of Cash Flows.

Advertising and Public Relations. Advertising and public relations costs are generally expensed as incurred.

Income Taxes. FHN accounts for income taxes using the asset and liability method pursuant to ASC 740, “Income Taxes,” which requires the recognition of deferred tax assets ("DTAs") and liabilities ("DTLs") for the expected future tax consequences of events that have been included in the financial statements. Under this method, FHN’s deferred tax assets and liabilities are determined based on differences between financial statement carrying amounts and the corresponding tax basis of certain assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.

Additionally, DTAs are subject to a “more likely than not” test to determine whether the full amount of the DTAs should be realized in the financial statements. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial performance. If the “more likely than not” test is not met, a valuation allowance must be established against the DTA. In the event FHN determines that DTAs are realizable in the future in excess of their net recorded amount, FHN would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

FHN's ASC 740 policy is to recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. Accrued interest and penalties are included within the related tax asset/liability line in the consolidated balance sheet.

FHN and its eligible subsidiaries are included in a consolidated federal income tax return. FHN files separate returns for subsidiaries that are not eligible to be included in a consolidated federal income tax return. Based on the laws of the applicable state where it conducts business operations, FHN either files consolidated, combined, or separate returns. With few exceptions, FHN is no longer subject to U.S. federal or state and local tax examinations by tax authorities for years before 2009. The Internal Revenue Service (“IRS”) recently completed a limited issue focused examination ("LIFE") for the years ending December 31, 2011 and 2010. All proposed adjustments with respect to examinations of federal returns filed for 2011 and prior years have been settled. FHN is currently under audit in several states.

Earnings per Share. Earnings per share is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for each period. Diluted earnings per share in net income periods is computed by dividing net income available to common shareholders by the weighted average number of common shares adjusted to include the number of additional common shares that would have been outstanding if the potential dilutive common shares resulting from restricted shares or units and options granted under FHN’s equity compensation plans and deferred compensation arrangements had been issued. FHN utilizes the treasury stock method in this calculation. Diluted earnings per share does not reflect an adjustment for potentially dilutive shares in periods in which a net loss available to common shareholders exists.

Equity Compensation. FHN accounts for its employee stock-based compensation plans using the grant date fair value of an award to determine the expense to be recognized over the life of the award. For awards with service vesting criteria, expense is recognized using the straight-line method over the requisite service period (generally the vesting period) and is adjusted for anticipated forfeitures. For awards vesting based on a performance measure, anticipated performance is projected to determine the number of awards expected to vest, and the corresponding aggregate expense is adjusted to reflect the elapsed portion of the performance period. The fair value of equity awards with cash payout requirements, as well as awards for which fair value cannot be estimated at grant date, is remeasured each reporting period through vesting date. Performance awards with pre-grant date achievement criteria are expensed over the period from the start of the performance period through the end of the service vesting term. Awards are amortized using the nonsubstantive vesting methodology which requires that expense associated with awards having only service vesting criteria that continue vesting after retirement be recognized over a period ending no later than an employee’s retirement eligibility date.

Repurchase and Foreclosure Provision. The repurchase and foreclosure provision is the charge to earnings necessary to maintain the liability at a level that reflects management’s best estimate of losses associated with the repurchase of loans previously transferred in whole loans sales or securitizations, or make whole requests as of the balance sheet date. See Note 18 – Contingencies and Other Disclosures for discussion related to FHN’s obligations to repurchase such loans.

Legal Costs. Generally, legal costs are expensed as incurred.

Contingency Accruals. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. FHN establishes loss contingency liabilities for matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range. Expected recoveries from insurance and indemnification arrangements are recognized if they are considered equally as probable and reasonably estimable as the related loss contingency up to the recognized amount of the estimated loss. Gain contingencies and expected recoveries from insurance and indemnification arrangements in excess of the associated recorded estimated losses are recognized when received. Recognized recoveries are recorded as offsets to the related expense in the Consolidated Statements of Income. The favorable resolution of a gain contingency generally results in the recognition of other income in the Consolidated Statements of Income.

Summary of Accounting Changes. In January 2014, the FASB issued ASU 2014-01, “Equity Method and Joint Ventures: Accounting for Investments in Qualified Affordable Housing Projects.” ASU 2014-01 permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using a proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense/(benefit). A reporting entity should evaluate whether the conditions have been met to apply the proportional amortization method to an investment in a qualified affordable housing project through a limited liability entity at the time of initial investment on the basis of facts and circumstances that exist at that time. A reporting entity should reevaluate the conditions upon the occurrence of certain specified events. An investment in a qualified affordable housing project through a limited liability entity should be tested for impairment when there are events or changes in circumstances indicating that it is more likely than not that the carrying amount of the investment will not be realized. For those investments in qualified affordable housing projects not accounted for using the proportional amortization method, the investment should be accounted for as an equity method investment or a cost method investment. The decision to apply the proportional amortization method of accounting is an accounting policy decision that should be applied consistently to all qualifying affordable housing project investments rather than a decision to be applied to individual investments. The provisions of ASU 2014-01 are effective for annual periods, and interim reporting periods within those annual periods, beginning after December 15, 2014.

Effective January 1, 2015, FHN retroactively adopted the requirements of ASU 2014-01 with an election to use the proportional amortization method for all qualifying investments. FHN believes the proportional amortization method better represents the economics of its qualified affordable housing investments and provides users with a better understanding of the returns from such investments when compared to the equity method. FHN will continue to use the equity method for non-qualifying affordable housing investments and its other tax credit investments. The cumulative effects of the retrospective application of the change in amortization method are summarized in the tables below.

		As of December 31,
(Dollars in thousands, except per share amounts)		2014	2013
Increase/(decrease) to previously reported Consolidated Statements of Condition amounts
Other assets		$(4,700)	$(5,340)
Other liabilities		4,678	7,034
Undivided profits		(9,378)	(12,374)

	For the Year Ended December 31,
	2014	2013	2012
Increase/(decrease) to previously reported Consolidated Statements of Income amounts
Other expense	$(8,680)	$(10,082)	$(14,177)
Provision/(benefit) for income taxes	5,684	12,780	13,234
Income/(loss) available to common shareholders	2,996	(2,698)	943
Diluted earnings/(loss) per share	0.01	(0.01)	-

Investment balances, including all legally binding commitments to fund future investments, are included in Other assets on the Consolidated Statements of Condition. A liability is recognized in Other liabilities on the Consolidated Statement of Condition for all legally binding unfunded commitments to fund qualifying LIHTC investments. Amortization and other write-downs of qualifying LIHTC investments are presented on a net basis as a component of the Provision/(benefit) for income taxes on the Consolidated Statement of Income, while amortization and write-downs of non-qualifying LIHTC and other tax credit investments are recorded in Other expense. The income tax credits and deductions are recorded as a reduction of income tax expense and a reduction of federal income taxes payable.

Effective January 2014, FHN adopted provisions of FASB ASU 2013-11“Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” ASU 2013-11 provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Generally, ASU 2013-11 requires that an unrecognized tax benefit should reduce a deferred tax asset (“DTA”) that has been established for a net operating loss (“NOL”), a tax credit carryforward, or other similar tax losses. However, if a filer does not have such carryforwards or similar tax losses at the reporting date, the uncertain tax position should be recorded as a liability. If a filer does have a DTA, but is not required by tax law of the applicable jurisdiction to use the DTA to settle additional taxes from the disallowance of a tax position and that is the filer's intent, the uncertain tax position should be recognized as a liability in that situation as well and not netted with the DTA. The assessment of whether a DTA is available is based on the unrecognized tax benefit and DTA that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The adoption of provisions of ASU 2013-11, did not have a material effect on FHN’s statement of condition, results of operations, or cash flows.

Effective January 1, 2013, FHN adopted the provisions of FASB Accounting Standards Update ("ASU") 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 creates new disclosure requirements about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives, sale and repurchase agreements/reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The provisions of ASU 2011-11 are effective for periods beginning on or after January 1, 2013, with retrospective application to all periods presented in the financial statements required. Additionally in January 2013, FASB issued ASU 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", that narrowed the scope of ASU 2011-11. Based on this amendment, ASU 2011-11 applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. Upon adoption of ASU 2011-11, FHN revised its disclosures accordingly. The adoption of the provisions of ASU 2011-11 had no effect on FHN's statement of condition, results of operations, or cash flows.

Effective January 1, 2013, FHN adopted the provisions of FASB ASU 2013-02, "Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." ASU 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements but modifies interim disclosure requirements such that changes in accumulated other comprehensive income must be disclosed in interim filings. The provisions of ASU 2013-02 are effective for periods beginning after December 15, 2012, with prospective application to transactions or modifications of existing transactions that occur on or after the effective date. Upon adoption of the provisions of ASU 2013-02 on January 1, 2013, FHN revised its financial statements and disclosures accordingly.

In July 2013, the FASB issued ASU 2013-10, "Derivatives and Hedging: Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes." ASU 2013-10 provides guidance on the risks that are permitted to be hedged in a fair value or cash flow hedge. The provisions of ASU 2013-10 permit the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes under ASC 815, in addition to U.S. Treasury rates and the London Interbank Offered Rate ("LIBOR"). The amendments also remove the restriction on using different benchmark rates for similar hedges. The provisions of ASU 2013-10 are effective prospectively for qualifying new or re-designated hedging relationships entered into on or after July 17, 2013. FHN may apply the provisions of ASU 2013-10 to future hedging relationships.

Effective January 1, 2012, FHN adopted the provisions of FASB ASU 2011-05, “Presentation of Comprehensive Income”. ASU 2011-05 requires that net income and other comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also provides that regardless of the method used to present comprehensive income, presentation is required on the face of the financial statements of reclassification adjustments for items that are reclassified from other comprehensive income to net income. ASU 2011-05 does not change the current option for entities to present components of other comprehensive income gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which other comprehensive income is presented or disclosed in the notes to the financial statements. The provisions of ASU 2011-05 are effective for periods beginning after December 15, 2011, with retrospective application to all periods presented in the financial statements required. No transition disclosures are required upon adoption. For interim reporting periods, filers are only required to present total comprehensive income in a single continuous statement or in two consecutive statements. On December 23, 2011, the FASB issued ASU 2011-12, which indefinitely deferred the provisions of ASU 2011-05 that require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). This deferral was superseded by ASU 2013-12. Upon adoption of the provisions of ASU 2011-05 and ASU 2011-12 on January 1, 2012, FHN revised its financial statements and disclosures accordingly.

Accounting Changes Issued but Not Currently Effective. In January 2014, the FASB issued ASU 2014-04, “Receivables—Troubled Debt Restructurings by Creditors: Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure.” ASU 2014-04 clarifies that an in-substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. ASU 2014-04 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. An entity can elect to adopt ASU 2014-04 using either a modified retrospective transition method or a prospective transition method. Under the modified retrospective transition method, an entity should apply ASU 2014-04 by means of a cumulative-effect adjustment to residential consumer mortgage loans and foreclosed residential real estate properties existing as of the beginning of the annual period for which the amendments are effective. FHN will adopt the requirements of ASU 2014-04 prospectively and does not expect it to have a material effect on FHN’s statements of condition, results of operation or cash flows.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers.” ASU 2014-09 does not change revenue recognition for financial instruments. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This is accomplished through a five-step recognition framework involving 1) the identification of contracts with customers, 2) identification of performance obligations, 3) determination of the transaction price, 4) allocation of the transaction price to the performance obligations and 5) recognition of revenue as performance obligations are satisfied. Additionally, qualitative and quantitative information is required for disclosure regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. Transition to the new requirements may be made by retroactively revising prior financial statements (with certain practical expedients permitted) or by a cumulative effect through retained earnings. If the latter option is selected, additional disclosures are required for comparability. FHN is evaluating the effects of ASU 2014-09 on its revenue recognition practices.

In June 2014, the FASB issued ASU 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU 2014-11 makes two changes to accounting for repurchase agreements. First, it requires secured borrowing accounting for repurchase-to-maturity transactions. Second, it requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement. ASU 2014-11 also requires additional disclosures for repurchase transactions that are recognized as secured borrowings, including disaggregation by class of collateral, the remaining contractual tenor of the arrangements and the risks inherent in the agreements. Adoption of ASU 2014-11 will only affect FHN’s disclosures as it does not engage in repurchase-to- maturity or repurchase financing transactions. These disclosure revisions are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015.

In June 2014, the FASB issued ASU 2014-12, “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period.” ASU 2014-12 requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition in determining expense recognition for the award. Thus, compensation cost is recognized over the requisite service period based on the probability of achievement of the performance condition. Expense is adjusted after the requisite service period for changes in the probability of achievement. ASU 2014-12 is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The adoption of ASU 2014-12 will have no effect on FHN.

In August 2014, the FASB issued ASU 2014-14, “Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure.” ASU 2014-14 requires that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if 1) the loan has a government guarantee that it not separable from the loan before foreclosure, 2) at the time of foreclosure the creditor has the intent to convey the real estate to the guarantor and make a recoverable claim on the guarantee and 3) at the time of foreclosure any amount of the claim that is based on the fair value of the real estate is fixed. For qualifying foreclosures, the amount of the receivable recognized should be measured based on the amount of the loan balance expected to be recovered from the guarantor. ASU 2014-14 is effective for annual and interim periods beginning after December 15, 2014 and may be adopted through either a prospective only approach or through a reclassification from other real estate owned to other receivable on the effective date. FHN currently classifies foreclosed properties with government guarantees within other real estate owned and plans to adopt ASU 2014-14 prospectively.

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” ASU 2014-15 requires an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. If such events or conditions exist, additional disclosures are required and management should evaluate whether its plans sufficiently alleviate the substantial doubt. ASU 2014-15 is effective for the annual period ending after December 15, 2015 and all interim and annual periods thereafter. The provisions of ASU 2014-15 are not anticipated to affect FHN.